GEOGRAPHIC INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Long-Lived Assets	$ 2,959	$ 3,191
Israel [Member]
Long-Lived Assets	2,746	2,941
Americas [Member]
Long-Lived Assets	126	147
Europe [Member]
Long-Lived Assets	54	74
Far East [Member]
Long-Lived Assets	$ 33	$ 29